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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

         /s/ Errol M. Rudman      New York, New York   November 12, 1999
         _______________________ _____________________ ___________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $323,395
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT   -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AT&T CORP LIBERTY MEDIA GROUP  COMMON STOCK     001957208    24565   658356 SH       SOLE                 658356
D AMGEN CORP                     COMMON STOCK     031162100    38300   469939 SH       SOLE                 469939
D AMPHENOL CORP NEW-CL A         COMMON STOCK     032095101    14870   300018 SH       SOLE                 300018
D CABLEVISION SYSTEMS CORP-CL A  COMMON STOCK     12686C109    28959   398067 SH       SOLE                 398067
D CITIGROUP INC                  COMMON STOCK     172967101    14082   320049 SH       SOLE                 320049
D COLUMBIA/HCA HEALTHCARE CORP   COMMON STOCK     197677107     9681   456899 SH       SOLE                 456899
D FOX ENTERTAINMENT GROUP INC    COMMON STOCK     35138T107     9096   431835 SH       SOLE                 431835
D GENERAL INSTRUMENT CORP-DEL    COMMON STOCK     370120107     9443   196724 SH       SOLE                 196724
D ICG COMMUNICATIONS INC-DEL     COMMON STOCK     449246107     6956   447000 SH       SOLE                 447000
D LIBERTY DIGITAL INC            COMMON STOCK     530436104     1399    60000 SH       SOLE                  60000
D LIFEPOINT HOSPITALS INC        COMMON STOCK     53219L109    10401  1197196 SH       SOLE                1197196
D MCKESSON HBOC INC              COMMON STOCK     58155Q103    14185   489127 SH       SOLE                 489127
D MEDIAONE GROUP INC             COMMON STOCK     58440J104    25498   373262 SH       SOLE                 373262
D MOHAWK INDUSTRIES INC          COMMON STOCK     608190104     1300    65200 SH       SOLE                  65200
D REGENERON PHARMACEUTICALS INC  COMMON STOCK     75886F107     7251   892400 SH       SOLE                 892400
D REPUBLIC SERVICES INC          COMMON STOCK     760759100     2014   185198 SH       SOLE                 185198
D RITE AID CORP                  COMMON STOCK     767754104     7310   529198 SH       SOLE                 529198
D ***SEAGRAM CO LTD              COMMON STOCK     811850106    11945   262519 SH       SOLE                 262519
D SEPRACOR INC                   COMMON STOCK     817315104     9117   120753 SH       SOLE                 120753
D SHAW INDUSTRIES INC            COMMON STOCK     820286102    26621  1676944 SH       SOLE                1676944
D SOTHEBYS HOLDINGS INC-CL A     COMMON STOCK     835898107     3255   126119 SH       SOLE                 126119
D TELESPECTRUM WORLDWIDE INC     COMMON STOCK     87951U109      713   120005 SH       SOLE                 120005
D 3COM CORP                      COMMON STOCK     885535104     9608   334200 SH       SOLE                 334200
D TICKETMASTER ONLINE-CITYSEARCH COMMON STOCK     88633P203      248    10257 SH       SOLE                  10257
D TIME WARNER TELECOM INC        COMMON STOCK     887319101     1989    95300 SH       SOLE                  95300
D TRIAD HOSPITAL INC             COMMON STOCK     89579K109      422    41642 SH       SOLE                  41642
D USA NETWORKS INC               COMMON STOCK     902984103    27850   718704 SH       SOLE                 718704
D WASTE MANAGEMENT INC DEL       COMMON STOCK     94106L109     2888   150000 SH       SOLE                 150000
S REPORT SUMMARY                 30 DATA RECORDS              323395            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
